Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GEORGE PUTNAM FUND OF BOSTON
Prospectus Date	rr_ProspectusDate	Nov. 30, 2013
Document Creation Date	dei_DocumentCreationDate	Nov. 26, 2013